Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

Fair value: The Management has determined that the fair values of the assets and liabilities as of December 31, 2021, are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents (including restricted cash)	$9,874	$9,874
Trade accounts receivable	$1,716	$1,716
Trade accounts payable	$3,084	$3,084
Long-term debt with variable interest rates, net	$77,780	$77,780
Promissory note with non-variable interest rate *	$6,000	$5,956
Due to related parties	$6,962	$6,962

*	As at December 31, 2021, Carrying Value and the Theoretical Fair Value of the Promissory Note is $6,000 and $5,956 respectively.

Schedule of Financial Derivative Instrument Location
Consolidated Balance Sheets – Location	December 31, 2020	December 31, 2021
Financial derivative instrument – Other non-current assets	$—	$74

Schedule of Gains Losses on Derivative Instruments

Consolidated Statements of Comprehensive Loss – Location	December 31, 2020	December 31, 2021
Financial derivative instrument – Fair value at the beginning of the period	$(1)	$—
Financial derivative instrument – Additions of the period	—	74
Financial derivative instrument – Fair value as at period end	—	74
Loss from financial derivative instrument	$(1)	$—